Derivative financial instruments (Details) $ in Thousands			1 Months Ended		2 Months Ended		12 Months Ended
	Dec. 23, 2020 shares	Oct. 08, 2020 D $ / shares shares	Aug. 31, 2021 MXN ($)	Sep. 30, 2020 shares	Oct. 07, 2020 MXN ($) shares	Oct. 07, 2020 $ / shares shares	Dec. 31, 2021 MXN ($)	Jan. 03, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 shares	Aug. 31, 2020 shares	Apr. 12, 2020 $ / shares shares
Disclosure of financial assets [line items]
Credit line derivative (in Pesos) | $							$ 400,000
TIIE rate								4.49%	7.55%
Loss of derivative financial instruments (in Pesos) | $							$ 330,315	$ (287,985)	$ (15,680)
Number of securities called by warrants or rights					621,098	621,098						5,804,125
Exercise price of warrants or rights | $ / shares												$ 11.50
Number of additional securities called by warrants or rights												250,000
Warrants repurchased											1,573,888
Warrants exchanged					895,597
Warrants settled on cash basis					462,130	462,130				433,467
Number of securities called by each warrant or right					1	1				0.37
Exercise price per share | $ / shares						$ 11.44
Cash received | $					$ 116,419
Issuance of betterware shares				214,020
Derivative price (in Dollars per share) | $ / shares		$ 18.00
Threshold trading days for share price | D		20
Warrant exchange		3,087,022
Warrant share		1,142,325
Public warrant not exercised		8,493
Price per warrant (in Dollars per share) | $ / shares		$ 0.01
Private warrant exercised	239,125
Exchange for Shares	156,505
Fair value warrant recognized (in Pesos) | $								$ 851,520
Swap With Banamex
Disclosure of financial assets [line items]
Interest Rate Swap, Cancellation Fee | $			$ 18,172